Equity (Details 2) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 SFr / shares	Dec. 31, 2021 SFr / shares
Statement of changes in equity [abstract]
Dividends payable, amount per share | SFr / shares				SFr 3.20	SFr 3.10	SFr 3.00
Dividends recognised as distributions to owners | $	$ 7,255	$ 7,506	$ 7,368